Long Term Debt and Warrants - Summary of Fair Value of Initial Warrants Using Black-Scholes Option Pricing Model (Details) - $ / shares					12 Months Ended
	Nov. 21, 2023	Nov. 13, 2023	Nov. 06, 2023	Aug. 04, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price					$ 7.07	$ 48.3
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected terms (years)	5 years	5 years	5 years		4 years 10 months 24 days
Expected volatility	108.79%	108.59%	100.11%		109.83%
Risk-free interest rate	4.41%	4.66%	4.60%		3.84%
Expected dividend rate					0.00%
Grant-date fair value	$ 1.55	$ 1.47	$ 0.73		$ 2.28
Exercise Price	$ 0.81	$ 0.81	$ 0.81
Convertible notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	39.50%		47.00%		35.50%
Risk-free interest rate	4.75%		4.81%		4.21%
Risk-free interest rate (for discount payment)	73.00%		73.00%		71.00%
Value per share	$ 1.55		$ 0.73		$ 2.28
Senior Notes [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected terms (years)				5 years	4 years 7 months 6 days
Expected volatility				91.80%	109.80%
Risk-free interest rate				4.15%	3.84%
Expected dividend rate				0.00%	0.00%
Grant-date fair value				$ 5.71	$ 2.28
Exercise Price				$ 6.75	$ 0.81